Derivative Warrant Liabilities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Feb. 21, 2023	Dec. 31, 2021	Feb. 25, 2021
Derivative Warrant Liabilities [Line Items]
Derivative warrant liabilities	$ 3,226,393	$ 2,313,750		$ 15,939,170
Class of warrant or right, exercise price adjustment percentage higher of market value		115.00%
Share price			$ 10.2
Class A ordinary shares [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price of warrants or rights	$ 18	$ 18
Share redemption trigger price	$ 18	$ 18
Class of warrants, redemption notice period	10 days	10 days
Common stock, convertible, conversion price	$ 0.361	$ 0.361
Share Price Equal or Less Nine point Two Rupees per dollar [Member] | Class A ordinary shares [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price of warrants or rights	9.2	9.2
Share redemption trigger price	$ 9.2	$ 9.2
Minimum percentage gross proceeds required from issuance of equity	60.00%	60.00%
Class of warrant or right minimum notice period for redemption	10 days	10 days
Class of warrant or right, exercise price adjustment percentage higher of market value	115.00%
Share Price Equal or Exceeds Eighteen Rupees per dollar [Member] | Class A ordinary shares [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrant or right, exercise price adjustment percentage higher of market value	180.00%	180.00%
Share price	$ 18	$ 18
Number of consecutive trading days for determining share price	20 days	20 days
Share price	30 days	30 days
Class of warrants, redemption notice period	30 days	30 days
Share Price Equal or Less Ten point Zero Rupees per dollar [Member]
Derivative Warrant Liabilities [Line Items]
Share price	$ 18	$ 18
Number of consecutive trading days for determining share price	20 days	20 days
Share price	30 days	30 days
Share Price Equal or Less Ten point Zero Rupees per dollar [Member] | Class A ordinary shares [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price of warrants or rights	$ 10	$ 10
Share redemption trigger price	10	10
Share price	$ 10	$ 10
Number of consecutive trading days for determining share price	20 days	20 days
Share price	30 days	30 days
Class of warrants, redemption notice period	30 days	30 days
Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Derivative warrant liabilities	$ 14,375,000	$ 14,375,000
Warrants exercisable term from the date of completion of business combination	30 days	30 days
Minimum lock in period for SEC registration from date of business combination	15 days	15 days
Minimum lock In period to become effective after the closing of the initial business combination	60 days	60 days
Exercise price of warrants or rights	$ 11.5	$ 11.5
Warrants and rights outstanding, term	5 years	5 years
Warrants exercisable term from the closing of IPO		12 months
Public Warrants [Member] | Class A ordinary shares [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price of warrants or rights	$ 11.5	$ 11.5
Private Placement Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Derivative warrant liabilities	$ 11,333,333	$ 11,333,333		$ 11,333,333
Exercise price of warrants or rights		$ 10			$ 10
Private Placement Warrants [Member] | Class A ordinary shares [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price of warrants or rights	$ 11.5	11.5
Redemption of warrants [Member] | Share Price Equal or Exceeds Eighteen Rupees per dollar [Member] | Class A ordinary shares [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants, redemption price per unit	0.01	0.01
Redemption of warrants [Member] | Share Price Equal or Less Ten point Zero Rupees per dollar [Member] | Class A ordinary shares [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants, redemption price per unit	$ 0.1	$ 0.1